Loans (Details) - Schedule of Company’s Outstanding Loans $ in Thousands	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 HKD ($)
Schedule of Company’s Outstanding Loans [Abstract]
Short-term loans		$ 220	$ 217,790	$ 17,995
Long-term loans, current portion	61,240	61,240
Total	$ 61,240	$ 61,460